Reserve for Life-Contingent Contract Benefits and Contractholder Funds - Narrative (Details) - USD ($)	3 Months Ended
	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Causes of Increase (Decrease) in Liability for Unpaid Claims and Claims Adjustment Expense [Line Items]
Reserve for life-contingent contract benefits with respect to deficiency		$ 496,000,000	$ 126,000,000
Life and Annuity Insurance Product Line | Allstate Annuities
Causes of Increase (Decrease) in Liability for Unpaid Claims and Claims Adjustment Expense [Line Items]
Premium deficiency charge for immediate annuities, after tax	$ 226,000,000
Variable annuities
Causes of Increase (Decrease) in Liability for Unpaid Claims and Claims Adjustment Expense [Line Items]
Account balances of separate accounts with guarantees, invested in equity, fixed income and balanced mutual funds		2,940,000,000	2,660,000,000
Account balances of separate accounts with guarantees, invested in money market mutual funds		$ 238,000,000	$ 252,000,000